Series B Warrants (Detail Textuals) - USD ($)	1 Months Ended	12 Months Ended
	Apr. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Class of Warrant or Right [Line Items]
Warrant exercise price (in dollars per share)	$ 5.00	$ 2.50
Warrants		$ 759,386	$ 190,000
Series B warrants		2,454,959
Term of warrant	10 years
Change in fair market value at the re-measurement date recorded as non-operating income		$ (481,610)
Series B Warrants
Class of Warrant or Right [Line Items]
Number of warrants issued		6,437,500
Warrant exercise price (in dollars per share)		$ 1.15
Warrants		$ 2,935,800
Proceeds received from the Series B financing		5,000,000
Series B warrants		$ 2,454,959
Term of warrant		4 years 3 months
Change in fair market value at the re-measurement date recorded as non-operating income		$ 481,610
Warrants, expiration period		5 years